Document and Entity Information	0 Months Ended
Oct. 08, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 08, 2014
Registrant Name	CREDIT SUISSE OPPORTUNITY FUNDS
Central Index Key	0000946110
Amendment Flag	false
Document Creation Date	Oct. 08, 2014
Document Effective Date	Oct. 08, 2014
Prospectus Date	Feb. 28, 2014
Credit Suisse Managed Futures Strategy Fund | Class A
Risk/Return:
Trading Symbol	CSAAX
Credit Suisse Managed Futures Strategy Fund | Class C
Risk/Return:
Trading Symbol	CSACX
Credit Suisse Managed Futures Strategy Fund | Class I
Risk/Return:
Trading Symbol	CSAIX
Credit Suisse Multialternative Strategy Fund | Class A Shares
Risk/Return:
Trading Symbol	CSQAX
Credit Suisse Multialternative Strategy Fund | Class C Shares
Risk/Return:
Trading Symbol	CSQCX
Credit Suisse Multialternative Strategy Fund | Class I Shares
Risk/Return:
Trading Symbol	CSQIX